Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1, 2, 3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income 5 ($ Millions)	Adjusted EBITDA 6 ($ Millions)
					TSR ($)	Peer Group TSR ($)

2025	23,420,134	(3,703,962)	6,320,225	2,080,897	116.66	169.26	664	1,935

2024	14,797,899	13,122,570	6,559,117	6,944,842	135.92	150.17	607	1,836

2023	13,049,808	32,135,116	6,197,654	8,375,169	131.10	120.91	552	1,694

2022	37,245,853	(19,023,223)	3,705,930	(4,976,312)	102.27	114.59	700	1,722

2021	16,065,575	84,901,421	3,997,020	13,836,953	152.84	134.02	749	1,670

1	Mark W. Begor was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year are listed below .

2021	2022	2023	2024	2025

John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.

Rodolfo O. Ploder	Rodolfo O. Ploder	Rodolfo O. Ploder	Chad M. Borton	Chad M. Borton

Sid Singh	Sid Singh	Bryson R. Koehler	Todd Horvath	Todd Horvath

Bryson R. Koehler	Bryson R. Koehler	Todd Horvath	Jamil Farshchi	Jamil Farshchi

	John J. Kelley III		Rodolfo O. Ploder	Julia A. Houston

John Kelley

2
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation
actually
earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2025	23,420,134	—	(18,413,240)	—	(8,710,856)	(3,703,962)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	6,320,225	(103,483)	(3,431,726)	99,417	(803,536)	2,080,897
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2025	13,208,360	(7,599,005)	—	(14,320,211)	—	—	(8,710,856)

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total -Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,539,066	(1,510,386)	15,364	(54,455)	(1,793,125)	—	(803,536)

4
The Peer Group TSR in this table utilizes the S&P 500 Banks Select Industry Index. The comparison assumes $100 was invested for the period starting December
31
, 2020, through the end of the listed year in the Company and in the S&P 500 Banks Select Industry respectively. Historical stock performance is not necessarily indicative of future stock performance, and the amounts shown here may differ from TSR figures presented in the Company’s Annual Report to Shareholders.

5	This column presents the Company’s consolidated net income as reported in our Form 10-K for each covered year.

6
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2025. Adjusted EBITDA is a
non-GAAP
financial measure defined in Annex A to this Proxy Statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1	Mark W. Begor was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year are listed below .

2021	2022	2023	2024	2025

John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.

Rodolfo O. Ploder	Rodolfo O. Ploder	Rodolfo O. Ploder	Chad M. Borton	Chad M. Borton

Sid Singh	Sid Singh	Bryson R. Koehler	Todd Horvath	Todd Horvath

Bryson R. Koehler	Bryson R. Koehler	Todd Horvath	Jamil Farshchi	Jamil Farshchi

	John J. Kelley III		Rodolfo O. Ploder	Julia A. Houston

John Kelley

Peer Group Issuers, Footnote	The Peer Group TSR in this table utilizes the S&P 500 Banks Select Industry Index. The comparison assumes $100 was invested for the period starting December
31
	, 2020, through the end of the listed year in the Company and in the S&P 500 Banks Select Industry respectively. Historical stock performance is not necessarily indicative of future stock performance, and the amounts shown here may differ from TSR figures presented in the Company’s Annual Report to Shareholders.
PEO Total Compensation Amount	$ 23,420,134	$ 14,797,899	$ 13,049,808	$ 37,245,853	$ 16,065,575
PEO Actually Paid Compensation Amount	$ (3,703,962)	13,122,570	32,135,116	(19,023,223)	84,901,421
Adjustment To PEO Compensation, Footnote

3
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2025	23,420,134	—	(18,413,240)	—	(8,710,856)	(3,703,962)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2025	13,208,360	(7,599,005)	—	(14,320,211)	—	—	(8,710,856)

Non-PEO NEO Average Total Compensation Amount	$ 6,320,225	6,559,117	6,197,654	3,705,930	3,997,020
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,080,897	6,944,842	8,375,169	(4,976,312)	13,836,953
Adjustment to Non-PEO NEO Compensation Footnote

3
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	6,320,225	(103,483)	(3,431,726)	99,417	(803,536)	2,080,897

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total -Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,539,066	(1,510,386)	15,364	(54,455)	(1,793,125)	—	(803,536)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA

Revenue

TSR

Relative TSR

Total Shareholder Return Amount	$ 116.66	135.92	131.1	102.27	152.84
Peer Group Total Shareholder Return Amount	169.26	150.17	120.91	114.59	134.02
Net Income (Loss)	$ 664,000,000	$ 607,000,000	$ 552,000,000	$ 700,000,000	$ 749,000,000
Company Selected Measure Amount	1,935,000,000	1,836,000,000	1,694,000,000	1,722,000,000	1,670,000,000
PEO Name	Mark W. Begor
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2025. Adjusted EBITDA is a
non-GAAP
	financial measure defined in Annex A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,413,240)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,710,856)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,208,360
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,599,005)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,320,211)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,483)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,417
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,431,726)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(803,536)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,539,066
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,510,386)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,364
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,455)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,793,125)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0